Financial instruments, Disclosure of financial assets and liabilities (Details)	Dec. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($) shares	Mar. 02, 2020 USD ($) shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Financial assets at amortized cost [Abstract]
Financial assets	£ 136,307,000			£ 80,545,000
Financial assets, at fair value	136,307,000			80,545,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	61,738,000			39,863,000
Financial liabilities, at fair value	61,738,000			39,863,000
Borrowings outstanding	36,654,000			0
Gates Foundation Convertible Loan [Member]
Financial liabilities at amortized cost [Abstract]
Borrowings outstanding | $		$ 25,000,000	$ 25,000,000		$ 25,500,000
Stock converted (in shares) | shares		203,697
Gates Foundation Convertible Loan [Member] | Series B Shares [Member]
Financial liabilities at amortized cost [Abstract]
Stock converted (in shares) | shares		203,697	203,697
Trade Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	1,797,000			1,471,000
Financial assets, at fair value	1,797,000			1,471,000
Interest Receivable [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0			28,000
Financial assets, at fair value	0			28,000
Current Clinical Trial Deposits and Accrued Income [Member]
Financial assets at amortized cost [Abstract]
Financial assets	1,221,000			424,000
Financial assets, at fair value	1,221,000			424,000
Non-current Financial Assets [Member]
Financial assets at amortized cost [Abstract]
Financial assets	3,573,000			4,390,000
Financial assets, at fair value	3,573,000			4,390,000
Embedded Derivative Asset [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0			266,000
Financial assets, at fair value	0			266,000
Embedded Derivative Asset [Member] | Level 3 [member]
Financial assets at amortized cost [Abstract]
Financial assets, at fair value				266,000
Embedded Derivative Asset [Member] | Level 3 [member] | Bottom of Range [Member]
Financial assets at amortized cost [Abstract]
Financial assets, at fair value	0
Embedded Derivative Asset [Member] | Level 3 [member] | Top of Range [Member]
Financial assets at amortized cost [Abstract]
Financial assets, at fair value				8,855,000
Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	129,716,000			73,966,000
Financial assets, at fair value	129,716,000			73,966,000
Trade Payables [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	25,084,000			15,579,000
Financial liabilities, at fair value	25,084,000			15,579,000
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	36,654,000			19,157,000
Financial liabilities, at fair value	36,654,000			19,157,000
Derivative Liability [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	0			5,127,000
Financial liabilities, at fair value	£ 0			£ 5,127,000